DEBT - Senior Notes - General Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Debt
Bullet repayment	$ 114,010		$ 59,429		$ 29,044
7.97% senior notes maturing June 18, 2021 | Senior notes
Debt
Principal repayment amount		$ 22.0		$ 22.0		$ 22.0
4.40% senior notes maturing May 15, 2020 | Senior notes
Debt
Principal repayment amount		$ 59.6
4.40% senior notes maturing May 15, 2022 | Senior notes
Debt
Bullet repayment			$ 30,000